AB Discovery Growth Fund, Inc.

Portfolio of Investments

April 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Information Technology – 28.5%
Communications Equipment – 1.3%
Ciena Corp.(a)	710,350	$39,190,009

Electronic Equipment, Instruments & Components – 4.5%
Cognex Corp.(b)	752,330	50,880,078
Littelfuse, Inc.	162,613	37,279,030
Novanta, Inc.(a)	356,561	45,889,401

		134,048,509

IT Services – 5.1%
DigitalOcean Holdings, Inc.(a)	617,000	24,328,310
Flywire Corp.(a)	1,225,795	37,399,006
MongoDB, Inc.(a) (b)	157,500	55,901,475
Shift4 Payments, Inc. - Class A(a) (b)	714,161	37,464,886

		155,093,677

Semiconductors & Semiconductor Equipment – 8.2%
Entegris, Inc.	459,666	51,202,196
Lattice Semiconductor Corp.(a)	893,748	42,935,654
MACOM Technology Solutions Holdings, Inc.(a)	739,241	37,664,329
Monolithic Power Systems, Inc.	87,810	34,442,594
ON Semiconductor Corp.(a)	472,097	24,600,975
Synaptics, Inc.(a) (b)	223,033	33,107,018
Wolfspeed, Inc.(a)	270,670	24,823,146

		248,775,912

Software – 9.4%
Avalara, Inc.(a)	493,579	37,546,555
Freshworks, Inc.(a) (b)	2,017,340	36,655,068
HashiCorp, Inc.(a) (b)	451,724	21,267,166
Manhattan Associates, Inc.(a)	409,973	53,521,975
Monday.com Ltd.(a) (b)	202,986	26,266,388
Samsara, Inc.(a)	1,932,883	23,851,776
Smartsheet, Inc. - Class A(a)	849,141	41,038,984
Varonis Systems, Inc.(a)	1,020,933	44,104,306

		284,252,218

		861,360,325

Consumer Discretionary – 18.9%
Distributors – 2.2%
Pool Corp.(b)	160,270	64,944,609

Diversified Consumer Services – 1.1%
Mister Car Wash, Inc.(a)	2,382,615	34,309,656

Hotels, Restaurants & Leisure – 4.6%
Dutch Bros, Inc.(a) (b)	745,008	35,589,032
Planet Fitness, Inc.(a)	733,413	58,695,042
Vail Resorts, Inc.	180,090	45,771,675

		140,055,749

Company	Shares	U.S. $ Value

Household Durables – 2.1%
NVR, Inc.(a)	6,784	$29,688,209
TopBuild Corp.(a)	185,465	33,595,130

		63,283,339

Leisure Products – 1.1%
Latham Group, Inc.(a) (b)	2,705,436	32,465,232

Specialty Retail – 7.8%
Dynatrace, Inc.(a)	1,152,568	44,212,508
Five Below, Inc.(a) (b)	327,913	51,515,132
Floor & Decor Holdings, Inc. - Class A(a) (b)	631,923	50,376,902
Lithia Motors, Inc. - Class A(b)	168,050	47,579,997
National Vision Holdings, Inc.(a) (b)	1,125,201	42,363,818

		236,048,357

		571,106,942

Health Care – 17.9%
Biotechnology – 5.7%
ADC Therapeutics SA(a) (b)	702,166	8,264,494
Arcus Biosciences, Inc.(a) (b)	482,520	11,681,809
Arrowhead Pharmaceuticals, Inc.(a)	469,940	19,319,233
Ascendis Pharma A/S (Sponsored ADR)(a)	144,354	13,175,190
Blueprint Medicines Corp.(a) (b)	281,047	16,399,092
Coherus Biosciences, Inc.(a)	1,226,520	11,087,741
Erasca, Inc.(a) (b)	811,459	5,907,422
Instil Bio, Inc.(a) (b)	370,304	2,618,049
Instil Bio, Inc. (Private Placement)	628,336	4,442,333
Intellia Therapeutics, Inc.(a)	326,940	16,029,868
Legend Biotech Corp. (ADR)(a)	407,077	16,344,142
Turning Point Therapeutics, Inc. - Class I(a)	432,458	12,731,563
Ultragenyx Pharmaceutical, Inc.(a)	280,473	19,826,636
Vir Biotechnology, Inc.(a) (b)	670,006	13,634,622

		171,462,194

Health Care Equipment & Supplies – 4.4%
AtriCure, Inc.(a) (b)	904,950	46,994,053
Insulet Corp.(a)	71,436	17,072,490
iRhythm Technologies, Inc.(a)	312,080	38,501,310
Silk Road Medical, Inc.(a) (b)	909,050	31,862,202

		134,430,055

Health Care Providers & Services – 3.7%
Guardant Health, Inc.(a)	386,571	23,851,431
Inari Medical, Inc.(a)	628,356	50,708,329
R1 RCM, Inc.(a) (b)	1,587,746	35,756,040

		110,315,800

Life Sciences Tools & Services – 3.4%
ICON PLC(a)	214,066	48,423,870

Company	Shares	U.S. $ Value

Repligen Corp.(a)	354,017	$55,665,633

		104,089,503

Pharmaceuticals – 0.7%
Intra-Cellular Therapies, Inc.(a)	403,260	20,408,989

		540,706,541

Industrials – 15.8%
Aerospace & Defense – 2.9%
Axon Enterprise, Inc.(a)	436,160	48,937,152
Howmet Aerospace, Inc.(b)	1,166,860	39,813,263

		88,750,415

Building Products – 2.6%
Armstrong World Industries, Inc.	494,670	41,878,762
Trex Co., Inc.(a) (b)	623,860	36,302,414

		78,181,176

Commercial Services & Supplies – 1.6%
Tetra Tech, Inc.(b)	345,050	48,058,564

Electrical Equipment – 2.7%
AMETEK, Inc.	314,236	39,675,438
Plug Power, Inc.(a) (b)	2,039,610	42,872,602

		82,548,040

Machinery – 3.6%
Ingersoll Rand, Inc.(b)	860,855	37,843,186
ITT, Inc.	459,790	32,286,454
Middleby Corp. (The)(a) (b)	257,030	39,554,346

		109,683,986

Road & Rail – 0.9%
TFI International, Inc.(b)	345,900	27,838,032

Trading Companies & Distributors – 1.5%
SiteOne Landscape Supply, Inc.(a)	314,834	44,401,039

		479,461,252

Financials – 9.0%
Banks – 1.9%
Pinnacle Financial Partners, Inc.	374,040	29,006,802
Signature Bank	119,990	29,067,577

		58,074,379

Capital Markets – 3.5%
Ares Management Corp. - Class A(b)	688,714	45,606,641
LPL Financial Holdings, Inc.(b)	321,820	60,460,323

		106,066,964

Consumer Finance – 0.5%
Fisker, Inc.(a) (b)	1,394,480	14,028,469

Company	Shares	U.S. $ Value

Insurance – 3.1%
Goosehead Insurance, Inc. - Class A(b)	243,436	$13,995,136
Kinsale Capital Group, Inc.(b)	208,587	46,241,652
Trupanion, Inc.(a)	522,800	33,260,536

		93,497,324

		271,667,136

Energy – 3.8%
Energy Equipment & Services – 1.6%
Cactus, Inc. - Class A	579,490	28,933,936
Patterson-UTI Energy, Inc.(b)	1,138,520	18,717,269

		47,651,205

Oil, Gas & Consumable Fuels – 2.2%
Matador Resources Co.(b)	760,650	37,134,933
Ovintiv, Inc.(b)	603,150	30,875,248

		68,010,181

		115,661,386

Materials – 1.3%
Chemicals – 1.3%
FMC Corp.	287,510	38,106,575

Consumer Staples – 1.1%
Food Products – 1.1%
Freshpet, Inc.(a) (b)	360,630	33,664,811

Real Estate – 0.9%
Equity Real Estate Investment Trusts (REITs) – 0.9%
Safehold, Inc.(b)	649,398	27,956,584

Total Common Stocks (cost $3,114,784,323)		2,939,691,552

INVESTMENT COMPANIES – 0.7%
Funds and Investment Trusts – 0.7%
iShares Russell 2000 Growth ETF(b) (c) (cost $15,494,879)	91,346	20,515,398

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.22%(c) (d) (e) (cost $57,705,948)	57,705,948	57,705,948

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $3,187,985,150)		3,017,912,898

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.1%
Investment Companies – 3.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.22%(c) (d) (e) (cost $93,106,540)	93,106,540	93,106,540

U.S. $ Value

Total Investments – 102.9% (cost $3,281,091,690)(f)	$3,111,019,438
Other assets less liabilities – (2.9)%	(87,032,859)

Net Assets – 100.0%	$3,023,986,579

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of April 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $310,794,101 and gross unrealized depreciation of investments was $(480,866,353), resulting in net unrealized depreciation of $(170,072,252).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

AB Discovery Growth Fund, Inc.

April 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,939,691,552	$—	$—	$2,939,691,552
Investment Companies	20,515,398	—	—	20,515,398
Short-Term Investments	57,705,948	—	—	57,705,948
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	93,106,540	—	—	93,106,540

Total Investments in Securities	3,111,019,438	—	—	3,111,019,438
Other Financial Instruments(b)	—	—	—	—

Total	$3,111,019,438	$—	$—	$3,111,019,438

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2022 is as follows:

Fund	Market Value 07/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$88,020	$703,268	$733,582	$57,706	$14
Government Money Market Portfolio*	68,363	842,143	817,399	93,107	34
Total	$156,383	$1,545,411	$1,550,981	$150,813	$48

*	Investments of cash collateral for securities lending transactions